Events after the balance sheet date	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Events after the balance sheet date

35	Events after the balance sheet date
In its assessment of events after the balance sheet date, the group has considered and concluded that there are no events requiring adjustment or disclosures in the financial statements.